Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events	Note 14—Subsequent Events None.

Note 17—Subsequent Events

Warrant Issuance

On February 2, 2016, the Company issued 50,000 Additional Warrants to the existing senior noteholders under the terms of the December 2015 amendments to the 2015 Notes.

March 2016 Amendment to 2015 Notes

On March 31, 2016, the Company executed amendments to the April 22, 2015, and May 7, 2015 Note Agreements and related Securities Purchase Agreements (collectively, the “March Amendments”), each with certain investors holding the requisite number of conversion shares and warrant shares underlying the notes and warrants issued in April 2015 and May 2015 pursuant to the referenced purchase agreements. The March Amendments (i) remove the requirement that the Company consummate a “Qualified Public Offering”; (ii) extend the deadline for the Company to commence trading on a Qualified Eligible Market (as defined in the March Amendments) to no later than April 14, 2016; provided that if the Company consummates a private offering of its securities resulting in gross proceeds to the Company of at least $3,000,000 after March 31, 2016 and prior to or on April 14, 2016 (a “Qualified Private Offering”), such deadline shall be automatically extended to October 15, 2016; (iii) provide for the issuance of the Additional Warrants, exercisable for ten shares of the Company’s common stock per $100 of outstanding principal of the 2015 Notes held by each buyer pursuant to the April 2015 and May 2015 Securities Purchase Agreements, each with an exercise price of $5.00 per share, subject to adjustment as set forth within the warrants; and (iv) add an additional covenant on behalf of the Company that, on or prior to April 14, 2016, it will cause its net monthly cash flow directly associated with the CLA, taken together with its monthly capital expenditure spending associated with the CLA, and excluding expenditures associated with the FSAT requirements defined in the CLA, to be neutral or positive, which may be accomplished by re-negotiation or termination of such CLA.

Stock Purchase Agreement

On April 11, 2016, the Company entered into a stock purchase agreement dated April 11, 2016, pursuant to which it issued to an accredited investor an aggregate of 696,056 shares of the Company’s common stock in exchange for gross proceeds of approximately $3.0 million (the “April 2016 Private Placement”). The closing of the April 2016 Private Placement satisfies the Qualified Private Offering requirement described in the March Amendments described above under “March 2016 Amendment to 2015 Notes”.